Other income (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions disposals of subsidiaries	[3]	$ (290)	[1],[2]	$ 32		$ (96)
Net gains / (losses) from disposals of investments in associates		46	[4]	0		0
Share of net profits of associates and joint ventures		529	[5],[6]	76	[5]	109
Impairments related to associates				(7)
Total		284		101		12
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals		0		195		350
Impairments		0		(15)		(5)
Total		1		180		345
Net gains / (losses) from disposals of financial assets measured at amortized cost		0		14		(3)
Net income from properties (excluding net gains / (losses) from disposals)	[7]	24		24		26
Net gains / (losses) from disposals of properties held for sale		40	[1]	0		128
Other		79		191		156
Total other income		427		511		663
Net gains / (losses) from remeasurements of acquisitions and disposals of subsidiaries		(270)
Net gains / (losses) from disposals of subsidiaries		25
Net gains / (losses) on sale of real estate		31
Share of profit (loss) of associates related to valuation gains		460
UBS AG
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions disposals of subsidiaries	[3]	(292)	[1],[2]	32		(96)
Net gains / (losses) from disposals of investments in associates		46	[4]	0		0
Share of net profits of associates and joint ventures		529	[5],[6]	76	[5]	109
Impairments related to associates				(7)
Total		283		101		12
Financial assets measured at fair value through other comprehensive income
Net gains / (losses) from disposals		0		195		350
Impairments		0		(15)		(5)
Total		1		180		345
Net gains / (losses) from disposals of financial assets measured at amortized cost		0		14		(3)
Net income from properties (excluding net gains / (losses) from disposals)	[7]	24		24		26
Net gains / (losses) from disposals of properties held for sale		40	[1]	0		128
Income from shared services provided to UBS Group AG or its subsidiaries	[8]	478		395		48
Other		80		238		193
Total other income		905		$ 952		$ 749
Net gains / (losses) from remeasurements of acquisitions and disposals of subsidiaries		(270)
Net gains / (losses) from disposals of subsidiaries		25
Net gains / (losses) on sale of real estate		31
Share of profit (loss) of associates related to valuation gains		$ 460

[1]	Includes a USD 25 million gain on sale of subsidiaries and a USD 31 million pre-tax gain on sale of real estate related to the sale of Widder Hotel. Refer to Note 32 for more information.
[2]	Includes a remeasurement loss of USD 270 million related to UBS Securities China. Refer to Note 32 for more information.
[3]
Includes foreign exchange gains / losses reclassified from other comprehensive income related to disposed foreign subsidiaries and branches. As a result of the change in presentation currency, foreign exchange gains / losses were restated. Refer to Note 1b for more information

[4]	Reflects a net foreign currency translation gain related to UBS Securities China. Refer to Note 32 for more information.
[5]
For 2018, consists of USD 511 million from associates, of which USD 460 million reflected a valuation gain on the equity ownership in SIX related to the sale of SIX Payment Services to Worldline, and USD 18 million from joint ventures. For 2017, consists of USD 61 million from associates and USD 15 million from joint ventures.

[6]	Includes a USD 460 million valuation gain on our equity ownership in SIX related to the sale of SIX Payment Services to Worldline. Refer to Note 31b for more information.
[7]	Includes net rent received from third parties and net operating expenses.
[8]
Relates to subsidiaries not in the UBS AG scope of consolidation. The increase in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information.